UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

The RHJ Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.1%
	Shares	Value

CONSUMER DISCRETIONARY — 21.0%
Allison Transmission Holdings, Cl A	5,316	$158,629
Genesco*	2,083	159,079
Harman International Industries	965	105,773
Hasbro	1,918	105,989
Kohl’s	1,324	72,542
Nordstrom	2,095	128,382
Norwegian Cruise Line Holdings*	4,826	158,148
Tupperware Brands	1,424	120,912
Urban Outfitters*	1,403	50,024

		1,059,478

ENERGY — 7.9%
Cameco	3,819	81,307
Oasis Petroleum*	2,316	107,717
Tidewater	1,449	73,797
Whiting Petroleum*	1,842	135,792

		398,613

FINANCIALS — 7.9%
CBRE Group, Cl A*	3,785	100,833
City National	1,349	97,897
Comerica	1,849	89,196
First Republic Bank	2,189	111,113

		399,039

HEALTH CARE — 16.3%
Bruker*	4,569	94,395
CareFusion*	2,850	111,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Catamaran*	1,985	$74,934
Edwards Lifesciences*	1,257	102,408
Mednax*	3,006	178,105
Salix Pharmaceuticals*	1,665	183,150
Techne	870	77,700

		822,013

INDUSTRIALS — 18.7%
Armstrong World Industries*	2,445	128,509
Cintas	1,744	102,774
IDEX	1,375	102,534
Jacobs Engineering Group*	1,558	89,897
Nordson	1,371	101,934
Owens Corning	2,456	100,328
Pentair	1,318	97,914
Ritchie Bros Auctioneers	4,243	106,075
Xylem	3,040	114,273

		944,238

INFORMATION TECHNOLOGY — 23.1%
Cognizant Technology Solutions, Cl A*	2,189	104,864
FactSet Research Systems	645	68,692
FLIR Systems	4,446	151,342
Linear Technology	2,105	93,673
Microchip Technology	3,323	157,975
MICROS Systems*	1,557	80,186
National Instruments	3,196	87,283
NVIDIA	5,968	110,229
Teradyne	7,826	138,285
Trimble Navigation*	4,601	176,816

		1,169,345

MATERIALS — 1.7%
Air Products & Chemicals	728	85,554

UTILITIES — 2.5%
ITC Holdings	3,444	127,325

TOTAL COMMON STOCK (Cost $3,936,797)		5,005,605

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

SHORT-TERM INVESTMENT (A) — 1.5%
	Shares	Value

CASH EQUIVALENT — 1.5%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $78,170)	78,170	$78,170

TOTAL INVESTMENTS — 100.6% (Cost $4,014,967)		$5,083,775

Percentages are based on Net Assets of $5,053,478.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.1%
	Shares	Value

CONSUMER DISCRETIONARY — 14.0%
Cinemark Holdings	50,800	$1,504,696
Entravision Communications, Cl A	134,000	711,540
Grand Canyon Education*	34,900	1,504,888
Hibbett Sports*	25,700	1,383,945
Imax*	47,700	1,223,028
Oxford Industries	21,266	1,403,769
Texas Roadhouse, Cl A	59,200	1,464,608
Vera Bradley*	53,300	1,508,390

		10,704,864

CONSUMER STAPLES — 1.4%
Snyders-Lance	39,600	1,051,776

ENERGY — 6.2%
Gulfport Energy*	25,800	1,900,686
Helix Energy Solutions Group*	56,600	1,360,664
Sanchez Energy*	51,800	1,464,904

		4,726,254

FINANCIALS — 9.9%
Cathay General Bancorp	51,100	1,205,960
Columbia Banking System	44,180	1,096,547
First Cash Financial Services*	24,000	1,170,480
Glacier Bancorp	50,400	1,293,264
Signature Bank*	8,700	1,033,734
UMB Financial	29,900	1,755,429

		7,555,414

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 16.9%
Akorn*	75,200	$1,896,544
AMN Healthcare Services*	87,900	1,096,992
Analogic	22,200	1,666,776
Bruker*	73,400	1,516,444
Hanger Orthopedic Group*	56,700	1,965,789
HealthSouth	36,500	1,264,360
IPC The Hospitalist*	16,100	652,050
Owens & Minor	37,450	1,256,073
Team Health Holdings*	33,100	1,604,688

		12,919,716

INDUSTRIALS — 22.1%
Albany International, Cl A	38,300	1,378,034
Allegiant Travel, Cl A*	12,700	1,491,615
Forward Air	37,500	1,658,625
Hexcel*	31,900	1,329,911
Korn*	92,300	2,681,315
MasTec*	39,600	1,567,368
Middleby*	4,900	1,237,152
MRC Global*	47,600	1,389,444
Polypore International*	23,300	808,044
Steelcase, Cl A	101,400	1,671,072
Tennant	25,500	1,626,645

		16,839,225

INFORMATION TECHNOLOGY — 23.2%
Ambarella*	53,300	1,324,505
Blackhawk Network Holdings, Cl A*	31,300	750,887
Diebold	24,900	936,489
Electronics for Imaging*	40,300	1,522,937
FARO Technologies*	27,005	1,077,499
FEI	12,100	962,192
Hittite Microwave	28,800	1,709,568
Integrated Device Technology*	133,100	1,553,277
InvenSense, Cl A*	62,000	1,334,860
JDS Uniphase*	96,200	1,218,854
NICE Systems ADR	43,030	1,858,896

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Plantronics	27,900	$1,215,603
PTC*	41,000	1,450,170
Silver Springs Network*	49,500	741,510

		17,657,247

MATERIALS — 3.4%
Koppers Holdings	25,000	1,067,500
Sensient Technologies	28,600	1,545,830

		2,613,330

TOTAL COMMON STOCK (Cost $58,047,410)		74,067,826

SHORT-TERM INVESTMENT (A) — 3.1%
CASH EQUIVALENT — 3.1%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $2,409,628)	2,409,628	2,409,628

TOTAL INVESTMENTS — 100.2% (Cost $60,457,038)		$76,477,454

Percentages are based on Net Assets of $76,310,776.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%**
	% of Net Assets	Shares	Value

CONSUMER DISCRETIONARY — 15.5%
Bravo Brio Restaurant Group*	1.1%	31,300	$468,561
Callaway Golf	1.6	76,500	666,315
Capella Education	1.1	7,300	426,028
Cavco Industries*	1.3	6,600	514,470
Christopher & Banks*	1.3	87,100	543,504
Citi Trends*	1.3	30,100	511,399
Einstein Noah Restaurant	1.0	27,100	416,256
Fox Factory Holding*	1.6	39,100	664,309
Kona Grill*	1.5	25,390	595,395
Shoe Carnival	1.3	22,350	510,474
Stein Mart	1.3	43,400	542,500
Valuevision Media, Cl A*	1.1	94,022	440,023

			6,299,234

CONSUMER STAPLES — 1.5%
Inter Parfums	1.5	16,700	611,053

ENERGY — 2.9%
Emerald Oil*	1.3	73,423	519,101
Natural Gas Services Group*	1.6	21,400	656,766

			1,175,867

FINANCIALS — 6.8%
1st United Bancorp	1.4	75,500	552,660
Lakeland Financial	1.0	11,300	413,580
Rockville Financial	1.4	44,400	584,304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value

FINANCIALS — continued
United Insurance Holding Co.*	1.1%	29,200	$445,300
Other Securities	1.9		776,228

			2,772,072

HEALTH CARE — 19.4%
AngioDynamics*	1.3	40,200	540,288
Cantel Medical	1.5	18,450	611,802
Computer Programs & Systems	1.3	8,400	530,292
Healthways*	1.7	37,300	671,400
Hyperion Therapeutics*	1.4	23,000	566,720
LHC Group*	1.3	25,400	527,812
MedAssets*	1.2	22,200	506,826
Natus Medical*	1.3	21,700	538,811
Repligen*	1.7	44,800	710,080
SurModics*	1.4	25,500	554,880
Trinity Biotech ADR	1.6	25,982	636,819
US Physical Therapy	1.4	18,800	579,980
Vascular Solutions*	1.3	23,200	508,312
Other Securities	1.0		394,552

			7,878,574

INDUSTRIALS — 26.3%
Apogee Enterprises	1.6	20,100	638,577
ARC Group Worldwide*	1.4	14,200	588,164
Astronics*	1.8	12,380	707,145
Celadon Group	1.5	25,400	584,454
DXP Enterprises*	2.0	7,300	826,433
Dynamic Materials	1.4	27,500	555,500
Echo Global Logistics*	1.3	26,800	524,208
Exponent	1.5	8,900	626,738
Heritage-Crystal Clean*	1.5	38,200	611,200
John Bean Technologies	1.6	22,800	660,972
LB Foster, Cl A	1.4	11,700	553,995
Lydall*	1.1	19,500	456,495
Mistras Group*	1.5	26,800	608,628
Navigant Consulting*	1.6	38,400	645,120
NN, Inc.	1.2	24,900	487,293

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value

INDUSTRIALS — continued
Park-Ohio Holdings*	2.1%	14,500	$846,655
Other Securities	1.8		729,802

			10,651,379

INFORMATION TECHNOLOGY — 21.5%
ePlus*	1.4	11,000	550,440
Fabrinet*	1.8	33,400	721,440
GSI Group*	1.4	48,600	590,004
Kofax*	1.4	75,800	574,564
LTX-Credence*	1.6	68,100	655,803
MaxLinear, Cl A*	1.1	56,200	442,294
Maxwell Technologies*	1.4	38,400	578,304
Nanometrics*	1.3	32,200	523,572
Perficient*	1.2	26,500	484,155
Silicon Image*	1.5	111,300	624,393
Sykes Enterprises*	1.5	29,700	587,763
Tangoe*	1.1	30,800	463,232
WNS Holdings ADR*	1.3	28,130	523,781
Other Securities	3.5		1,390,046

			8,709,791

MATERIALS — 4.0%
Horsehead Holding*	1.7	43,900	684,401
Myers Industries	1.4	30,600	572,220
Other Securities	0.9		365,800

			1,622,421

TOTAL COMMON STOCK (Cost $32,580,324)			39,720,391

SHORT-TERM INVESTMENT (A) — 2.5%
CASH EQUIVALENT — 2.5%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,025,693)	2.5	1,025,693	1,025,693

TOTAL INVESTMENTS — 100.4% (Cost $33,606,017)			$40,746,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2014 (Unaudited)

Percentages are based on Net Assets of $40,598,554.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
ADR	American Depositary Receipt
Cl	Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mid Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $4,014,967, $60,457,038 and $33,606,017, respectively)	$5,083,775	$76,477,454	$40,746,084
Receivable for Investment Securities Sold	75,750	—	—
Prepaid Expenses	4,971	10,680	9,912
Dividends Receivable	2,188	4,487	8,306
Receivable for Capital Shares Sold	1,573	32,887	9,055
Receivable Due from Adviser	1,506	—	—

Total Assets	5,169,763	76,525,508	40,773,357

Liabilities:
Payable for Investment Securities Purchased	102,132	—	96,976
Payable for Capital Shares Redeemed	5,385	66,039	4,975
Payable Due to Administrator	1,194	18,063	9,509
Payable Due to Chief Compliance Officer	—	2,422	539
Payable Due to Trustees	370	7,279	2,849
Payable Due to Adviser	—	31,806	25,529
Other Accrued Expenses	7,204	89,123	34,426

Total Liabilities	116,285	214,732	174,803

Net Assets	$5,053,478	$76,310,776	$40,598,554

Net Assets Consist of:
Paid-in Capital	$6,801,258	$52,457,143	$37,130,005
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	(66,312)	(161,274)	$(544,688)
Accumulated Net Realized Gain (Loss) on Investments	(2,750,276)	7,994,491	(3,126,830)
Net Unrealized Appreciation on Investments	1,068,808	16,020,416	7,140,067

Net Assets	$5,053,478	$76,310,776	$40,598,554

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	4,706,955	1,481,557

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	271,392	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares	N/A	$16.21	$27.40 *

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares	$18.62	N/A	N/A

*	Redemption price per share may be less if the shares are redeemed less then 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS

	Mid Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$29,520	$361,815	$114,978
Less: Foreign Taxes Withheld	(299)	(1,339)	—

Total Income	29,221	360,476	114,978

Expenses
Investment Advisory Fees	24,372	347,037	155,892
Administration Fees	7,048	112,421	54,092
Distribution Fees — Investor Class Shares	6,770	—	—
Shareholder Servicing Fees	—	55,388	27,530
Trustees’ Fees	566	10,255	4,288
Chief Compliance Officer Fees	330	4,298	1,838
Transfer Agent Fees	15,852	47,533	26,942
Registration and Filing Fees	7,240	10,082	8,978
Custodian Fees	2,480	2,498	2,480
Audit Fees	1,239	22,429	9,277
Legal Fees	865	15,935	6,594
Printing Fees	852	15,452	6,506
Other Expenses	2,080	11,277	5,071

Expenses Before Expense Waivers, Reimbursements and Fees Paid Indirectly	69,694	654,605	309,488

Less:
Waiver of Investment Advisory Fees	(24,372)	(111,778)	—
Reimbursement from Adviser	(7,416)	—	—
Fees Paid Indirectly(1)	(678)	(21,077)	(681)

Net Expenses After Expense Waivers, Reimbursements and Fees Paid Indirectly	37,228	521,750	308,807

Net Investment Loss	(8,007)	(161,274)	(193,829)

Net Realized Gain on Investments	410,861	9,001,680	3,062,968
Net Change in Unrealized Depreciation on Investments	(166,799)	(9,008,248)	(1,630,513)

Total Net Realized and Unrealized Gain (Loss) on Investments	244,062	(6,568)	1,432,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$236,055	$(167,842)	$1,238,626

(1)	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(8,007)	$(33,783)
Net Realized Gain on Investments	410,861	1,697,205
Net Change in Unrealized Appreciation (Depreciation) on Investments	(166,799)	615,130

Net Increase in Net Assets Resulting in Operations	236,055	2,278,552

Dividends and Distributions:
Net Investment Income	—	(81,596)

Total Dividends and Distributions	—	(81,596)

Capital Share Transactions:
Issued	244,307	917,360
Reinvestment of Distributions	—	80,142
Redeemed	(731,848)	(6,469,612)

Net Decrease in Net Assets from Capital Share Transactions	(487,541)	(5,472,110)

Total Decrease in Net Assets	(251,486)	(3,275,154)
Net Assets:
Beginning of Period	5,304,964	8,580,118

End of Period	$5,053,478	$5,304,964

Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(66,312)	$(58,305)

Shares Issued and Redeemed:
Issued	13,301	62,232
Reinvestment of Distributions	—	5,910
Redeemed	(38,754)	(422,134)

Net Decrease in Shares Outstanding from Share Transactions	(25,453)	(353,992)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(161,274)	$(475,427)
Net Realized Gain on Investments	9,001,680	9,678,330
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,008,248)	17,145,897

Net Increase (Decrease) in Net Assets Resulting in Operations	(167,842)	26,348,800

Distributions:
Net Realized Gain	(8,499,981)	—

Total Distributions	(8,499,981)	—

Capital Share Transactions:
Issued	6,327,003	9,885,661
Reinvestment of Distributions	8,331,953	—
Redeemed	(26,221,957)	(27,407,526)

Net Decrease in Net Assets from Capital Share Transactions	(11,563,001)	(17,521,865)

Total Increase (Decrease) in Net Assets	(20,230,824)	8,826,935
Net Assets:
Beginning of Period	96,541,600	87,714,665

End of Period	$76,310,776	$96,541,600

Accumulated Net Investment Loss	$(161,274)	$—

Shares Issued and Redeemed:
Issued	377,930	637,884
Reinvestment of Distributions	514,001	—
Redeemed	(1,585,710)	(1,866,846)

Net Decrease in Shares Outstanding from Share Transactions	(693,779)	(1,228,962)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(193,829)	$(378,375)
Net Realized Gain on Investments	3,062,968	6,403,865
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,630,513)	5,705,536

Net Increase in Net Assets Resulting in Operations	1,238,626	11,731,026

Capital Share Transactions:
Issued	2,005,998	1,398,941
Redemption Fees(1)	7,431	391
Redeemed	(2,762,326)	(6,617,580)

Net Decrease in Net Assets from Capital Share Transactions	(748,897)	(5,218,248)

Total Increase in Net Assets	489,729	6,512,778
Net Assets:
Beginning of Period	40,108,825	33,596,047

End of Period	$40,598,554	$40,108,825

Accumulated Net Investment Loss	$(544,688)	$(350,859)

Shares Issued and Redeemed:
Issued	71,338	62,892
Redeemed	(98,174)	(312,988)

Net Decrease in Shares Outstanding from Share Transactions	(26,836)	(250,096)

(1)	See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.87		$13.18	$13.49	$12.61	$10.65	$9.19

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)		(0.07)	0.01	(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss)	0.78		4.89	(0.32)	0.95	2.01	1.50

Total from Investment Operations	0.75		4.82	(0.31)	0.88	1.96	1.46

Dividends from:
Net Investment Income	—		(0.13)	—	—	—	—

Total Dividends	—		(0.13)	—	—	—	—

Net Asset Value, End of Period	$18.62		$17.87	$13.18	$13.49	$12.61	$10.65

Total Return†	4.20%		36.86%	(2.30)%	6.98%	18.40%	15.89%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,053		$5,305	$8,580	$9,087	$7,203	$20,934
Ratio of Net Expenses to Average Net Assets(2)	1.40	%*	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.57	%*	2.37%	2.12%	2.22%	2.00%	1.85%
Ratio of Net Investment Gain (Loss) to Average Net Assets	(0.30	)%*	(0.46)%	0.08%	(0.47)%	(0.42)%	(0.47)%
Portfolio Turnover Rate	29%		44%	60%	57%	67%	60%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.37%, 1.36%, 1.37%, 1.38%, 1.42% and 1.40%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014 (Unaudited)	Years Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.88	$13.23	$13.40	$10.30	$8.52	$7.34

Income (Loss) from Investment Operations:
Net Investment Gain(1)	(0.03)	(0.08)	(0.02)	(0.12)	(0.10)	(0.06)
Net Realized and Unrealized Gain	0.01	4.73	0.44	3.22	1.88	1.24

Total from Investment Operations	(0.02)	4.65	0.42	3.10	1.78	1.18

Distributions from:
Net Realized Gain	(1.65)	—	(0.59)	—	—	—
Return of Capital	—	—	— (2)	—	—	—

Total Distributions	(1.65)	—	(0.59)	—	—	—

Net Asset Value, End of Period	$16.21	$17.88	$13.23	$13.40	$10.30	$8.52

Total Return†	(0.12)%‡	35.15%‡	3.63%	30.10%	20.89%	16.08%‡

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$76,311	$96,542	$87,715	$140,176	$34,672	$40,733
Ratio of Net Expenses to Average Net Assets(3)	1.20%*	1.41%	1.32%	1.37%	1.47%	1.34%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.51%*	1.51%	1.44%	1.47%	1.49%	1.41%
Ratio of Net Investment Loss to Average Net Assets	(0.37)%*	(0.54)%	(0.12)%	(0.96)%	(1.02)%	(0.82)%
Portfolio Turnover Rate	22%	49%	89%	79%	78%	78%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)

The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.25%, 1.41%, 1.32%, 1.37%, 1.47%, and 1.34%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.59		$19.11	$16.95	$14.71	$12.10	$11.12

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)		(0.24)	(0.21)	(0.22)	(0.19)	(0.12)
Net Realized and Unrealized Gain	0.94		7.72	2.37	2.46	2.80	1.10

Total from Investment Operations	0.81		7.48	2.16	2.24	2.61	0.98

Redemption Fees(2)	—		—	—	—	—	—

Distributions from:
Net Realized Gain	—		—	—	—	—	—
Return of Capital	—		—	—	—	—	—

Total Distributions	—		—	—	—	—	—

Net Asset Value, End of Period	$27.40		$26.59	$19.11	$16.95	$14.71	$12.10

Total Return†	3.05%		39.14%	12.74%	15.23%	21.57%‡	8.81%‡

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$40,599		$40,109	$33,596	$34,334	$60,582	$108,613
Ratio of Net Expenses to Average Net Assets(3)	1.49	%*	1.51%	1.36%	1.50%	1.60%	1.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.49	%*	1.55%	1.43%	1.62%	1.66%	1.54%
Ratio of Net Investment Loss to Average Net Assets	(0.93	)%*	(1.07)%	(1.14)%	(1.31)%	(1.36)%	(1.11)%
Portfolio Turnover Rate	32%		98%	101%	147%	128%	139%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)

The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.49%, 1.51%, 1.36%, 1.50%, 1.61%, and 1.47%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 50 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio (“Mid Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which, at the time of initial purchase, fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies which, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

(except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2014, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of the investment classification, refer to the Schedules of Investments for the Mid Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.

For the six months ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2014, there were no Level 3 securities.

For the six months ended April 30, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio retained redemption fees of $7,431 and $391, for the six months ended April 30, 2014 and year ended October 31, 2013, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

for an annual fee equal to the higher of $350,000 for three funds, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class Shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio’s average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Funds’ expenses. Under this arrangement, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $671, $20,960, $651, respectively, which was used to pay administration expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent.

All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2014, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $7, $117 and $30, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses of the Mid Cap Portfolio and Small Cap Portfolio in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.40% and 1.25%, respectively of the average daily net assets until February 28, 2015. If at any point during the Small Cap Portfolio’s or the Mid Cap Portfolio’s operations total annual Fund operating expenses (not including excluded expenses) are below its respective expense cap, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At April 30, 2014, the amount the Adviser may seek as reimbursement of previously waived fees for the Mid Cap Portfolio and Small Cap Portfolio were $205,831 and $169,113, respectively. The Adviser has voluntarily agreed to reduce fees and reimburse expenses of the Micro Cap Portfolio in order to keep its net operating expenses (not including excluded expenses) from exceeding 1.60% of the average daily net assets. The Adviser may change or cancel this expense limitation at any time. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses for the Micro Cap Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

6.	Investment Transactions:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2014, are as follows:

RHJ Fund	Purchases	Sales
Mid Cap Portfolio	$1,501,310	$1,845,018
Small Cap Portfolio	18,357,386	38,664,413
Micro Cap Portfolio	12,914,606	13,968,941

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Mid Cap Portfolio
2013	$81,596	$—	$—	$81,596
2012	—	—	—	—
Small Cap Portfolio
2013	—	—	—	—
2012	—	6,082,953	655	6,083,608

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

As of October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistri- buted Ordinary Income	Undistri- buted Long- Term Capital Gain	Capital Loss Carry- forwards	Unrea- lized Appre- ciation	Late- Year Loss Deferral	Total Distri- butable Earnings (Accu- mulated Losses)
Mid Cap Portfolio	$—	$—	$(3,150,037)	$1,224,510	$(58,308)	$(1,983,835)
Small Cap Portfolio	653,382	7,845,908	—	24,022,166	—	32,521,456
Micro Cap Portfolio	—	—	(6,125,068)	8,705,850	(350,859)	2,229,923

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2013 through October 31, 2013. For the tax year ended October 31, 2013, the Mid Cap Portfolio and Micro Cap Portfolio elected to treat the qualified ordinary late year losses of $58,308 and $350,859, respectively, as arising in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains.

At October 31, 2013, the breakdown of capital loss carryforwards for the Funds was as follows:

RHJ Fund	Expiring October 31,	Amount
Mid Cap Portfolio	2017	$3,150,037
Micro Cap Portfolio	2017	6,125,068

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2013, the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $1,634,226, $137,693 and $6,259,170, respectively, to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2014, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Mid Cap Portfolio	$4,014,967	$1,106,350	$(37,542)	$1,068,808
Small Cap Portfolio	60,457,038	17,605,034	(1,584,618)	16,020,416
Micro Cap Portfolio	33,606,017	8,072,410	(932,343)	7,140,067

8.	Other:

At April 30, 2014, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

RHJ Fund	No. of Shareholders	% Ownership
Mid Cap Portfolio	2	69%
Small Cap Portfolio	2	57%
Micro Cap Portfolio	3	54%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Mid Cap Portfolio	$1,000.00	$1,042.00	1.40%	$7.09
Small Cap Portfolio	1,000.00	998.80	1.20	5.95
Micro Cap Portfolio	1,000.00	1,030.50	1.49	7.50
Hypothetical 5% Return
Mid Cap Portfolio	$1,000.00	$1,017.85	1.40%	$7.00
Small Cap Portfolio	1,000.00	1,018.84	1.20	6.01
Micro Cap Portfolio	1,000.00	1,017.41	1.49	7.45

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

RHJ-SA-001-1300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2014 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%**
	Shares	Value
CONSUMER DISCRETIONARY — 15.5%
Bravo Brio Restaurant Group*	31,300	$468,561
Callaway Golf	76,500	666,315
Capella Education	7,300	426,028
Cavco Industries*	6,600	514,470
Christopher & Banks*	87,100	543,504
Citi Trends*	30,100	511,399
Einstein Noah Restaurant Group	27,100	416,256
Fox Factory Holding*	39,100	664,309
Kona Grill*	25,390	595,395
Shoe Carnival	22,350	510,474
Stein Mart	43,400	542,500
Valuevision Media, Cl A*	94,022	440,023

		6,299,234

CONSUMER STAPLES — 1.5%
Inter Parfums	16,700	611,053

ENERGY — 2.9%
Emerald Oil*	73,423	519,101
Natural Gas Services Group*	21,400	656,766

		1,175,867

FINANCIALS — 6.8%
1st United Bancorp	75,500	552,660
Lakeland Financial	11,300	413,580
Pacific Continental	28,200	371,676
Rockville Financial	44,400	584,304
State Bank Financial	24,400	404,552
United Insurance Holding Co.*	29,200	445,300

		2,772,072

HEALTH CARE — 19.4%
AngioDynamics*	40,200	540,288
Cantel Medical	18,450	611,802
Computer Programs & Systems	8,400	530,292
Healthways*	37,300	671,400
Hyperion Therapeutics*	23,000	566,720
LHC Group*	25,400	527,812
MedAssets*	22,200	506,826
Natus Medical*	21,700	538,811
Omnicell*	14,900	394,552
Repligen*	44,800	710,080
SurModics*	25,500	554,880
Trinity Biotech ADR	25,982	636,819
US Physical Therapy	18,800	579,980
Vascular Solutions*	23,200	508,312

		7,878,574

INDUSTRIALS — 26.2%
Apogee Enterprises	20,100	638,577
ARC Group Worldwide*	14,200	588,164
Astronics*	12,380	707,145
Capstone Turbine*	190,700	392,842
Celadon Group	25,400	584,454
DXP Enterprises*	7,300	826,433
Dynamic Materials	27,500	555,500
Echo Global Logistics*	26,800	524,208
Exponent	8,900	626,738
Heritage-Crystal Clean*	38,200	611,200
John Bean Technologies	22,800	660,972
LB Foster, Cl A	11,700	553,995
Lydall*	19,500	456,495
Mistras Group*	26,800	608,628
Navigant Consulting*	38,400	645,120
NN	24,900	487,293
Park-Ohio Holdings*	14,500	846,655
Pike*	35,100	336,960

		10,651,379

INFORMATION TECHNOLOGY — 21.5%
Attunity*	41,200	353,908
Digi International*	32,700	289,722
ePlus*	11,000	550,440
Extreme Networks*	69,800	399,256
Fabrinet*	33,400	721,440
GSI Group*	48,600	590,004
Kofax*	75,800	574,564
LTX-Credence*	68,100	655,803
MaxLinear, Cl A*	56,200	442,294
Maxwell Technologies*	38,400	578,304
Nanometrics*	32,200	523,572
Perficient*	26,500	484,155
Silicon Image*	111,300	624,393
Speed Commerce*	105,200	347,160
Sykes Enterprises*	29,700	587,763
Tangoe*	30,800	463,232
WNS Holdings ADR*	28,130	523,781

		8,709,791

MATERIALS — 4.0%
Horsehead Holding*	43,900	684,401
Myers Industries	30,600	572,220
Synalloy	23,600	365,800

		1,622,421

TOTAL COMMON STOCK (Cost $32,580,324)		39,720,391

SHORT-TERM INVESTMENT (A) — 2.5%
CASH EQUIVALENT — 2.5%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,025,693)	1,025,693	1,025,693

TOTAL INVESTMENTS — 100.4% (Cost $33,606,017)		$40,746,084

Percentages are based on Net Assets of $40,598,554.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
ADR	American Depositary Receipt
Cl	Class

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014